CONTRACTS RECEIVABLE NET	6 Months Ended
Jun. 30, 2021
CONTRACTS RECEIVABLE NET
NOTE 4 - CONTRACTS RECEIVABLE, NET

NOTE 4 — CONTRACTS RECEIVABLE, NET

Contracts receivable consists of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Contract receivable- “Smart Campus” related technological consulting services with Fuzhou Melbourne Polytechnic (“FMP”) (1)	$2,066,951	$3,730,203
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	392,947	600,134
Contract receivable – Other “Smart Campus” related technological consulting services (2)	-	245,761
Financing component associated with FMP contract receivable (1)	61,238	135,465
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	2,521,136	4,711,563
Less: current portion of contract receivable	2,352,267	4,448,946
Contracts receivable, non-current	$168,869	$262,617

(1) In 2017, the Company entered into a contract with FMP to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school. These projects had been fully completed by November 2018 with satisfactory inspection and acceptance by FMP in December 2018.

Total contract price under the 2017 FMP “smart campus” project was RMB 16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB 5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee during the period of 2019 to 2021.

Based on the initial contract payment schedule, RMB16.68 million earned project fee shall be paid in three equal installments of RMB5,561,180 (approximately $861,317) before December 20 of each year from 2019 to 2021. Post-contract maintenance and technical support fee of RMB 5.05 million will also be paid in four installments in 2018 to 2021 when services are rendered. As of June 30, 2021, total contract receivable outstanding in connection with the 2017 FMP “smart campus” amounted to RMB6,228,520 (approximately $964,675), including RMB 5,561,180 (approximately $861,317) related to completed construction project and RMB667,341 (approximately $103,358) related to maintenance and technical support services provided in the six months ended June 30, 2021. The entire balance is expected to be collected on the original payment due date of December 20, 2021.

In addition to the 2017 FMP contract, in 2019, the Company entered into another “smart campus” related contract with FMP to help FMP create an information engineering laboratory training center and an experiment-based simulation center for its hotel management major with total contract price of RMB15.58 million (approximately $2.3 million) plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022.

The contract for the information engineering laboratory training center includes two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, Internet of Things training room and digital classrooms with contract price of approximately RMB 7.1 million (US$ 1.01 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million (approximately $0.5 million).

As of June 30, 2021 total outstanding contract receivable from FMP 2019 contract amounted to $1,556,461, including the following:

2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,266,872
Maintenance fees	289,589
Total	1,556,461
Less current portion	1,387,592	By December 31, 2021
Non-current portion	$168,869	By December 31, 2022

As of June 30, 2021, contract receivable associated with FMP 2019 contract amounted to $1,266,872, including receivable of $492,464 for services completed before December 31, 2019, receivable of $967,468 for services completed during 2020 and maintenance fee of $289,589. As of the date of this filing, $390,118 has been subsequently collected. The remaining balance of $997,474 associated with current portion of 2019 FMP contract receivable is expected to be received before December 31, 2021.

As of June 30, 2021 and December 31, 2020, no allowance for doubtful accounts was recorded as the Company considers all of the contract receivable on “smart campus” projects from FMP fully collectible because in addition to the “smart campus” project, the Company has worked with FMP on Sino-foreign Jointly Managed Academic Programs since 2011 and as of the date of this filing, there is no overdue balance from FMP. Accordingly, management believes that cash collection from FMP is reasonably assured.

For the above mentioned 2017 and 2019 FMP contracts, revenue recognized for the six months ended June 30, 2021 and 2020, was as follows:

	For the six months end June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Revenue from 2019 FMP “smart campus” contract	$-	$710,072
2017 FMP contract post-installation maintenance fee revenue	100,315	94,771
2019 FMP contract post-installation maintenance fee revenue	93,688	88,510
Total revenue from FMP “smart campus” contracts	$194,003	$893,353

(2) The Company has entered into additional smart campus solution contracts with a number of Chinese universities/colleges, including Capital Normal University, Shougang Technician College, Beijing Institute of Technology, North China Electric Power University, University of Chinese Academy of Sciences, Beijing Advanced Technical School of Arts and Craft and China University of Mining & Technology (Beijing), etc., to provide “smart campus” solution related consulting services to them, such as internet network improvement, digital classroom solutions, and educational management system customization. Most of these new smart campus contracts had been executed, completed, and accepted by these universities/colleges, and the Company recognized revenue of $144,000 and $39,887 for the six months ended 2021 and 2020, respectively.